================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4054

                    Oppenheimer AMT-Free New York Municipals
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                     Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

  Principal
     Amount                                                          Coupon      Maturity         Value
-----------                                                          ------    ----------    ----------
Municipal Bonds and Notes-116.8%
New York-88.3%
$   700,000  Albany County, NY IDA (Albany College of Pharmacy)(1)   5.625%    12/01/2034    $  657,965
    200,000  Albany County, NY IDA (Wildwood Programs)               4.900     07/01/2021       167,700
    125,000  Albany County, NY IDA (Wildwood Programs)               5.000     07/01/2026        98,384
    500,000  Albany, NY Capital Resource Corp. (College Saint
             Rose)(2)                                                5.375     07/01/2026       496,695
    500,000  Albany, NY Capital Resource Corp. (College Saint
             Rose)(2)                                                5.625     07/01/2031       498,510
  1,000,000  Albany, NY Capital Resource Corp. (College Saint
             Rose)(2)                                                5.875     07/01/2041     1,001,870
  2,900,000  Albany, NY IDA (Albany Law School)(1)                   5.000     07/01/2031     2,779,708
    560,000  Albany, NY IDA (Albany Law School)(1)                   5.000     07/01/2037       509,286
    285,000  Albany, NY IDA (Brighter Choice Charter School)(1)      5.000     04/01/2027       239,488
    150,000  Albany, NY IDA (Brighter Choice Charter School)(1)      5.000     04/01/2032       119,627
    100,000  Albany, NY IDA (Brighter Choice Charter School)(1)      5.000     04/01/2037        76,762
 14,500,000  Albany, NY IDA (Charitable Leadership)                  5.750     07/01/2026     9,218,641
  1,000,000  Albany, NY IDA (Charitable Leadership)                  6.000     07/01/2019       636,540
    100,000  Albany, NY IDA (New Covenant Charter School)(3)         7.000     05/01/2025        25,005
    750,000  Albany, NY IDA (Sage Colleges)(1)                       5.250     04/01/2019       694,388
    500,000  Albany, NY IDA (Sage Colleges)(1)                       5.300     04/01/2029       406,015
  1,000,000  Albany, NY IDA (St. Peter's Hospital)(1)                5.500     11/15/2027       991,410
  1,380,000  Albany, NY IDA, Series B(1)                             5.750     11/15/2032     1,366,504
  1,365,000  Albany, NY IDA, Series D(1)                             5.750     11/15/2027     1,377,203
    100,000  Albany, NY Municipal Water Finance Authority(1)         5.000     12/01/2033        99,795
     10,000  Albany, NY Parking Authority(1)                         5.625     07/15/2025        10,026
  4,535,000  Amherst, NY IDA (Beechwood Health Care Center)          5.200     01/01/2040     3,214,453
     20,000  Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)        5.250     08/01/2031        18,382
  5,895,000  Brookhaven, NY IDA (Alternatives for Children)          7.550     02/01/2033     5,796,554
  9,235,000  Brookhaven, NY IDA (Dowling College)(1)                 6.750     11/01/2032     8,488,443
    350,000  Broome County, NY IDA (University Plaza)                5.200     08/01/2030       298,246
    250,000  Broome County, NY IDA (University Plaza)                5.200     08/01/2036       202,408
    270,000  Buffalo & Erie County, NY Industrial Land Devel.
             (Buffalo State College Foundation Hsg. Corp.)(1)        5.375     10/01/2041       268,377
    130,000  Buffalo & Erie County, NY Industrial Land Devel.
             (Buffalo State College Foundation Hsg. Corp.)(1)        6.000     10/01/2031       139,563
    300,000  Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)   5.750     11/01/2030       266,358
     25,000  Canandaigua & Bristol, NY GO                            5.000     12/15/2027        25,525
     30,000  Canandaigua & Bristol, NY GO                            5.000     12/15/2028        30,412
     30,000  Canandaigua & Bristol, NY GO                            5.000     12/15/2029        30,313
     30,000  Canandaigua & Bristol, NY GO                            5.000     12/15/2030        30,197
     35,000  Canandaigua & Bristol, NY GO                            5.000     12/15/2031        35,133
     35,000  Canandaigua & Bristol, NY GO                            5.000     12/15/2032        35,153
     35,000  Canandaigua & Bristol, NY GO                            5.000     12/15/2033        35,076
     40,000  Canandaigua & Bristol, NY GO                            5.000     12/15/2034        39,835
     40,000  Canandaigua & Bristol, NY GO                            5.000     12/15/2035        39,444
     45,000  Canandaigua & Bristol, NY GO                            5.000     12/15/2036        43,985
     45,000  Canandaigua & Bristol, NY GO                            5.000     12/15/2037        43,776

                  1 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

  Principal
     Amount                                                         Coupon      Maturity          Value
-----------                                                        -------    ----------     ----------
New York Continued
$    50,000  Canandaigua & Bristol, NY GO                           5.000%    12/15/2038     $   48,262
     50,000  Canandaigua & Bristol, NY GO                           5.000     12/15/2039         48,092
     55,000  Canandaigua & Bristol, NY GO                           5.000     12/15/2040         52,631
     55,000  Canandaigua & Bristol, NY GO                           5.000     12/15/2041         52,359
     60,000  Canandaigua & Bristol, NY GO                           5.000     12/15/2042         56,819
    200,000  Cattaraugus County, NY IDA (St. Bonaventure
             University)(1)                                         5.000     05/01/2023        188,874
    520,000  Cattaraugus County, NY IDA (St. Bonaventure
             University)(1)                                         5.100     05/01/2031        460,595
  1,285,000  Cayuga County, NY COP (Auburn Memorial
             Hospital)                                              6.000     01/01/2021      1,285,283
    130,000  Coeymans, NY Fire District                             5.000     10/15/2024        134,896
    135,000  Coeymans, NY Fire District                             5.000     10/15/2025        139,300
    140,000  Coeymans, NY Fire District                             5.000     10/15/2026        144,292
  1,040,000  Colonie, NY GO(1)                                      6.000     04/01/2032      1,105,926
    840,000  Colonie, NY GO(1)                                      6.000     04/01/2033        889,787
     15,000  Deerfield, NY GO                                       5.500     06/15/2021         15,627
     15,000  Deerfield, NY GO                                       5.500     06/15/2022         15,537
     15,000  Deerfield, NY GO                                       5.500     06/15/2023         15,455
     15,000  Deerfield, NY GO                                       5.500     06/15/2024         15,444
     20,000  Deerfield, NY GO                                       5.500     06/15/2025         20,450
     20,000  Deerfield, NY GO                                       5.600     06/15/2026         20,406
     20,000  Deerfield, NY GO                                       5.600     06/15/2027         20,319
     20,000  Deerfield, NY GO                                       5.600     06/15/2028         20,206
     25,000  Deerfield, NY GO                                       5.600     06/15/2029         25,182
     25,000  Deerfield, NY GO                                       5.600     06/15/2030         25,107
     25,000  Deerfield, NY GO                                       5.600     06/15/2031         25,074
     25,000  Deerfield, NY GO                                       5.600     06/15/2032         25,064
     30,000  Deerfield, NY GO                                       5.600     06/15/2033         30,025
     30,000  Deerfield, NY GO                                       5.600     06/15/2034         29,846
     30,000  Deerfield, NY GO                                       5.600     06/15/2035         29,533
     35,000  Deerfield, NY GO                                       5.600     06/15/2036         34,127
 45,135,000  Dutchess County, NY IDA (Bard College)(1)              5.000     08/01/2046     41,575,654
  8,215,000  Dutchess County, NY IDA (Elant Fishkill)               5.250     01/01/2037      5,865,510
    570,000  Dutchess County, NY Local Devel. Corp. (Anderson
             Center Services)(1)                                    6.000     10/01/2030        555,351
    250,000  Dutchess County, NY Local Devel. Corp. (Health
             Quest System)(1)                                       5.250     07/01/2025        258,238
    300,000  Dutchess County, NY Local Devel. Corp. (Health
             Quest System)(1)                                       5.750     07/01/2030        310,434
    100,000  Dutchess County, NY Local Devel. Corp. (Health
             Quest System)(1)                                       5.750     07/01/2040        100,698
  1,230,000  East Hampton, NY Town Hsg. Authority (1)               6.500     05/01/2034      1,361,475
    265,000  Erie County, NY IDA (Buffalo City School District)(1)  5.250     05/01/2030        280,749
    225,000  Erie County, NY IDA (Buffalo City School District)(1)  5.250     05/01/2031        236,907
    135,000  Erie County, NY IDA (Buffalo City School District)(1)  5.250     05/01/2032        141,056
    500,000  Erie County, NY IDA (Charter School Applied Tech)(1)   6.875     06/01/2035        492,585
  1,200,000  Erie County, NY IDA (DePaul Properties)                5.750     09/01/2028      1,055,700
    140,000  Erie County, NY IDA (DePaul Properties)                6.500     09/01/2018        137,553

                       2 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

  Principal
     Amount                                                                            Coupon      Maturity          Value
-----------                                                                           -------    ----------    -----------
New York Continued
$   195,000  Erie County, NY IDA (Global Concepts Charter School)                      6.250%    10/01/2037    $   172,224
  5,600,000  Erie County, NY IDA (Medaille College)                                    7.625     04/01/2035      5,792,136
    350,000  Erie County, NY IDA (Orchard Park CCRC)                                   5.000     11/15/2014        330,351
  1,485,000  Erie County, NY IDA (Orchard Park CCRC)                                   5.125     11/15/2016      1,347,058
  4,390,000  Erie County, NY IDA (Orchard Park CCRC)                                   6.000     11/15/2036      3,177,131
  4,130,000  Erie County, NY IDA (The Episcopal Church Home)                           5.875     02/01/2018      4,104,890
  1,880,000  Erie County, NY IDA (The Episcopal Church Home)                           6.000     02/01/2028      1,779,852
 36,405,000  Erie County, NY Tobacco Asset Securitization Corp.(1)                     5.000     06/01/2038     26,766,048
 29,515,000  Erie County, NY Tobacco Asset Securitization Corp.(1)                     5.000     06/01/2045     20,947,386
 56,000,000  Erie County, NY Tobacco Asset Securitization Corp.                       6.8754     06/01/2050        972,720
 92,000,000  Erie County, NY Tobacco Asset Securitization Corp.                       9.6074     06/01/2055        773,720
    110,000  Essex County, NY IDA (North Country Community College Foundation) (1)     5.300     06/01/2035        108,093
     60,000  Franklin County, NY IDA (North Country Community College Foundation)(1)   5.200     06/01/2025         61,362
    815,000  Genesee County, NY IDA (United Memorial Medical Center)                   5.000     12/01/2027        656,654
     70,000  Hempstead Village, NY GO(1)                                               5.000     09/15/2025         71,282
     70,000  Hempstead Village, NY GO(1)                                               5.000     09/15/2026         70,958
     50,000  Hempstead, NY IDA (Hofstra University)(1)                                 5.000     07/01/2033         50,161
    410,000  Hempstead, NY IDA (Peninsula Counseling Center)                           6.500     11/01/2038        349,800
  5,035,000  Hempstead, NY IDA (WORCA)                                                 6.900     08/01/2033      4,607,277
  1,000,000  Hempstead, NY Local Devel. Corp. (Molloy College)(1)                      5.750     07/01/2039      1,011,490
  1,790,000  Herkimer County, NY IDA (Herkimer County College Foundation)(1)           6.250     08/01/2034      1,785,543
 25,085,000  Hudson Yards, NY Infrastructure Corp.(1)                                  5.000     02/15/2047     22,778,685
  3,400,000  Hudson Yards, NY Infrastructure Corp.(1)                                  5.000     02/15/2047      3,087,404
  2,420,000  Islip, NY IDA (United Cerebral Palsy Assoc.)                              6.250     12/01/2031      2,084,999
    280,000  Islip, NY IDA (United Cerebral Palsy Assoc.)                              6.250     12/01/2031        241,240
  5,000,000  L.I., NY Power Authority(1)                                               6.000     05/01/2033      5,481,650
  4,850,000  L.I., NY Power Authority, Series A(1)                                     5.750     04/01/2039      5,191,925
  5,000,000  L.I., NY Power Authority, Series A(1)                                     6.250     04/01/2033      5,561,750
    415,000  Madison County, NY IDA (Commons II Student Hsg.)(1)                       5.000     06/01/2040        362,420
     10,000  Monroe County, NY IDA (Cloverwood Senior Living)                          6.000     05/01/2013          9,992
     15,000  Monroe County, NY IDA (Cloverwood Senior Living)                          6.750     05/01/2023         14,162
    350,000  Monroe County, NY IDA (Rochester Institute of Technology)(1)              5.250     04/01/2019        346,245
    705,000  Monroe County, NY IDA (Rochester Institute of Technology)(1)              5.375     04/01/2029        647,825
    200,000  Monroe County, NY IDA (Summit at Brighton)                                5.375     07/01/2032        141,070
    400,000  Monroe County, NY IDA (Summit at Brighton)                                5.500     07/01/2027        309,124
    150,000  Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)(1)    5.625     06/01/2026        152,099
    250,000  Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)(1)    6.000     06/01/2034        254,283

                       3 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

  Principal
     Amount                                                        Coupon      Maturity          Value
-----------                                                       -------    ----------    -----------
New York Continued
 10,000,000  Monroe County, NY Industrial Devel. Corp. (Unity
             Hospital Rochester)(5)                                5.500%    08/15/2040    $10,430,500
  4,475,000  Monroe County, NY Industrial Devel. Corp. (Unity
             Hospital Rochester)(5)                                5.750     08/15/2035      4,906,693
302,900,000  Monroe County, NY Tobacco Asset Securitization
             Corp. (TASC)                                          7.701(4)  06/01/2061      1,326,702
  1,000,000  Monroe, NY Newpower Corp(1)                           5.625     01/01/2026        971,550
  4,000,000  Monroe, NY Newpower Corp.(1)                          5.500     01/01/2034      3,605,440
    500,000  Mount Vernon, NY IDA (Meadowview)                     6.200     06/01/2029        441,385
    430,000  Nassau County, NY IDA (ALIA-ACDS)                     6.125     09/01/2018        406,544
  1,875,000  Nassau County, NY IDA (ALIA-AP)                       7.000     09/01/2028      1,768,406
    600,000  Nassau County, NY IDA (ALIA-CMA)                      6.125     09/01/2018        567,270
    660,000  Nassau County, NY IDA (ALIA-CSMR)                     6.125     09/01/2018        623,997
    425,000  Nassau County, NY IDA (ALIA-EFLI)                     6.125     09/01/2018        401,816
    340,000  Nassau County, NY IDA (ALIA-HAII)                     6.125     09/01/2018        321,453
    395,000  Nassau County, NY IDA (ALIA-NCMRS)                    6.125     09/01/2018        373,453
    180,000  Nassau County, NY IDA (Amsterdam at Harborside)       6.500     01/01/2027        173,873
  4,330,000  Nassau County, NY IDA (Amsterdam at Harborside)       6.700     01/01/2043      4,088,299
    140,000  Nassau County, NY IDA (CSMR)                          5.950     11/01/2022        125,889
     35,000  Nassau County, NY IDA (Epilepsy Foundation of L.I.)   5.950     11/01/2022         31,472
    185,000  Nassau County, NY IDA (Hispanic Counseling Center)    6.500     11/01/2037        158,155
  2,535,000  Nassau County, NY IDA (Hispanic Counseling Center)    7.625     06/01/2033      2,539,842
     95,000  Nassau County, NY IDA (Life's WORCA)                  5.950     11/01/2022         85,425
    350,000  Nassau County, NY IDA (New York Institute of
             Technology)(1)                                        4.750     03/01/2026        347,967
     70,000  Nassau County, NY IDA (United Veteran's Beacon
             House)                                                6.500     11/01/2037         59,842
    590,000  Nassau County, NY IDA, Series A-B                     6.000     07/01/2021        540,021
 26,655,000  Nassau County, NY Tobacco Settlement Corp.(1)         5.125     06/01/2046     17,173,283
 85,990,000  Nassau County, NY Tobacco Settlement Corp.            6.151(4)  06/01/2046      2,983,853
 60,000,000  Nassau County, NY Tobacco Settlement Corp.            6.763(4)  06/01/2060        367,800
 37,830,000  Nassau County, NY Tobacco Settlement Corp. (TASC)(1)  5.000     06/01/2035     27,917,783
  2,500,000  Niagara County, NY IDA (American Ref-Fuel Company)(1) 5.550     11/15/2024      2,536,200
    700,000  Niagara County, NY IDA (Niagara Falls Memorial
             Medical Center)                                       5.750     06/01/2018        674,163
    555,000  Niagara County, NY Tobacco Asset Securitization
             Corp.(1)                                              6.250     05/15/2034        510,461
    385,000  Niagara County, NY Tobacco Asset Securitization
             Corp.(1)                                              6.250     05/15/2040        346,746
     20,000  Niagara County, NY Tobacco Asset Securitization
             Corp. (TASC)(1)                                       5.500     05/15/2019         18,969
     70,000  Niagara Falls, NY Public Water Authority              5.500     07/15/2034         70,186
  1,185,000  NY Counties Tobacco Trust I(1)                        6.500     06/01/2035      1,116,590
 14,670,000  NY Counties Tobacco Trust II (TASC)(1)                5.625     06/01/2035     11,810,670
    100,000  NY Counties Tobacco Trust II (TASC)(1)                5.750     06/01/2043         76,749

                  4 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

   Principal
      Amount                                                        Coupon      Maturity          Value
------------                                                       --------   ----------    -----------
New York Continued
$  5,120,000  NY Counties Tobacco Trust III(1)                      6.000%    06/01/2043    $ 4,426,240
     850,000  NY Counties Tobacco Trust IV(1)                       5.000     06/01/2038        609,433
   5,900,000  NY Counties Tobacco Trust IV (TASC)(1)                5.000     06/01/2042      4,161,506
  11,240,000  NY Counties Tobacco Trust IV (TASC)(1)                5.000     06/01/2045      7,710,303
   3,500,000  NY Counties Tobacco Trust IV (TASC)(1)                6.250     06/01/2041      3,259,165
  84,200,000  NY Counties Tobacco Trust V                           6.850(4)  06/01/2055        868,944
 334,000,000  NY Counties Tobacco Trust V                           7.850(4)  06/01/2060      1,629,920
  30,000,000  NY Liberty Devel. Corp. (Bank of America Tower)(5)    5.125     01/15/2044     29,463,300
  20,000,000  NY Liberty Devel. Corp. (Bank of America Tower)(5)    5.625     01/15/2046     20,482,800
   4,910,000  NY Liberty Devel. Corp. (Bank of America Tower)(1)    5.625     01/15/2046      5,028,527
   1,000,000  NY Liberty Devel. Corp. (Bank of America Tower)(1)    6.375     07/15/2049      1,028,780
     235,000  NY MTA, Series 2008C(1)                               6.500     11/15/2028        270,165
   2,675,000  NY MTA, Series B(1)                                   5.000     11/15/2033      2,655,259
   1,000,000  NY MTA, Series D(1)                                   5.000     11/15/2034        979,020
   7,580,000  NY Seneca Nation Indians Capital Improvements(1)      5.000     12/01/2023      6,306,560
   2,000,000  NY Seneca Nation Indians Capital Improvements(1)      5.250     12/01/2016      1,884,000
   5,740,000  NY Triborough Bridge & Tunnel Authority(1)            5.000     11/15/2038      5,883,730
 110,000,000  NY TSASC, Inc. (TFABs)(1)                             5.125     06/01/2042     76,667,800
   5,000,000  NYC Capital Resources Corp. (Albee Retail Devel.)     7.250     11/01/2042      4,951,850
  11,000,000  NYC GO(5)                                             5.125     03/01/2026     11,864,050
      10,000  NYC GO(1)                                             5.300     01/15/2026         10,382
  15,000,000  NYC GO(5)                                             5.375     04/01/2036     15,675,150
      15,000  NYC GO(1)                                             5.500     11/15/2037         15,044
  20,000,000  NYC GO(5)                                             5.625     11/15/2031     21,534,967
      45,000  NYC GO(1)                                             6.000     05/15/2022         45,172
       5,000  NYC GO(1)                                             7.500     02/01/2019          5,029
     138,929  NYC HDC (Cadman Towers)                               6.500     11/15/2018        139,589
      39,143  NYC HDC (Corlear)                                     6.500     11/15/2018         41,228
     450,000  NYC HDC (Multifamily Hsg.)(1)                         5.500     11/01/2034        462,204
     410,000  NYC HDC (Multifamily Hsg.)(1)                         5.550     11/01/2039        424,711
   1,590,000  NYC HDC (Multifamily Hsg.)(1)                         5.700     11/01/2046      1,630,529
      30,000  NYC HDC (Multifamily Hsg.), Series E(1)               6.250     05/01/2036         30,020
     115,372  NYC HDC (St. Martin Tower)                            6.500     11/15/2018        115,920
      60,000  NYC IDA (Assoc. for Metro Area Autistic Children)     4.500     07/01/2021         49,528
   2,760,000  NYC IDA (Beth Abraham Health Services)                6.500     02/15/2022      2,376,222
     500,000  NYC IDA (Beth Abraham Health Services)                6.500     11/15/2027        433,500
   2,100,000  NYC IDA (Beth Abraham Health Services)                6.500     11/15/2034      1,791,489
   6,000,000  NYC IDA (Calhoun School)                              6.625     12/01/2034      5,663,880
     500,000  NYC IDA (Calhoun School)                              6.625     12/01/2034        471,990
     960,000  NYC IDA (Center for Elimination of Family Violence)   7.375     11/01/2036        926,870
   1,030,000  NYC IDA (Center for Nursing/Rehabilitation)           5.375     08/01/2027        852,531
     795,000  NYC IDA (Center for Nursing/Rehabilitation)           5.375     08/01/2027        658,022
   3,240,000  NYC IDA (Chapin School)                               5.000     11/01/2038      2,677,828
     150,000  NYC IDA (Comprehensive Care Management)               6.000     05/01/2026        138,441
     350,000  NYC IDA (Comprehensive Care Management)               6.125     11/01/2035        311,038
     780,000  NYC IDA (Eger Harbor House)(1)                        5.875     05/20/2044        813,205

                  5 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

  Principal
     Amount                                                      Coupon      Maturity          Value
-----------                                                     -------    ----------    -----------
New York Continued
$   725,000  NYC IDA (Family Support Systems)(3)                 7.500%    11/01/2034    $   461,078
  1,625,000  NYC IDA (Guttmacher Institute)                      5.750     12/01/2036      1,547,488
    500,000  NYC IDA (Independent Living Assoc.)                 6.200     07/01/2020        469,930
 13,700,000  NYC IDA (Liberty-7 World Trade Center)              6.500     03/01/2035     13,754,937
 10,850,000  NYC IDA (Liberty-7 World Trade Center)              6.750     03/01/2015     10,905,661
  4,000,000  NYC IDA (Lycee Francais De New York)(1)             6.800     06/01/2028      4,137,880
    950,000  NYC IDA (Magen David Yeshivah)                      5.700     06/15/2027        617,491
    420,000  NYC IDA (Manhattan Community Access Corp.)          6.000     12/01/2036        340,721
  1,020,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation
             Center)                                             6.375     11/01/2038        831,463
    210,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation
             Center)                                             6.375     11/01/2038        171,184
  2,300,000  NYC IDA (Montefiore Medical Center Corp.)(1)        5.125     11/01/2035      2,300,805
  6,045,000  NYC IDA (Mount St. Vincent)                         5.250     06/01/2036      5,564,604
  1,375,000  NYC IDA (Polytechnic University)(1)                 5.250     11/01/2027      1,375,633
  1,500,000  NYC IDA (Polytechnic University)(1)                 5.250     11/01/2037      1,435,980
    580,000  NYC IDA (PSCH)                                      6.375     07/01/2033        499,287
  5,500,000  NYC IDA (Queens Baseball Stadium)(1)                5.000     01/01/2039      4,618,185
    750,000  NYC IDA (Reece School)                              7.500     12/01/2037        661,350
    300,000  NYC IDA (Special Needs Facilities Pooled Program)   6.650     07/01/2023        293,874
  1,355,000  NYC IDA (Staten Island University Hospital)(1)      6.450     07/01/2032      1,356,274
    756,500  NYC IDA (Studio School)(3)                          7.000     11/01/2038        662,301
  5,345,000  NYC IDA (The Child School)                          7.550     06/01/2033      5,269,154
    970,000  NYC IDA (Tides Two Rivers Foundation)               5.650     12/01/2039        733,068
  3,500,000  NYC IDA (Unicef)                                    5.300     11/01/2038      3,092,670
  5,600,000  NYC IDA (Urban Resource Institute)                  7.375     11/01/2033      5,113,360
    785,000  NYC IDA (Vaughn College Aeronautics)(1)             5.000     12/01/2021        723,079
    545,000  NYC IDA (Vaughn College Aeronautics)(1)             5.000     12/01/2021        502,010
    150,000  NYC IDA (Vaughn College Aeronautics)(1)             5.000     12/01/2028        127,710
    360,000  NYC IDA (Vaughn College Aeronautics)(1)             5.000     12/01/2028        306,504
    100,000  NYC IDA (Vaughn College Aeronautics)(1)             5.000     12/01/2031         83,366
  2,020,000  NYC IDA (Vaughn College Aeronautics)(1)             5.250     12/01/2036      1,677,388
  5,600,000  NYC IDA (Vocational Instruction)                    7.750(6)  02/01/2033      3,158,792
  2,525,000  NYC IDA (Yankee Stadium)(1)                         7.000     03/01/2049      2,793,559
  2,700,000  NYC IDA (Yeled Yalda Early Childhood)               5.725     11/01/2037      2,106,810
     55,000  NYC IDA (YMCA of Greater New York)(1)               5.800     08/01/2016         55,141
  5,000,000  NYC Municipal Water Finance Authority(1)            5.000     06/15/2027      5,282,100
     50,000  NYC Municipal Water Finance Authority(1)            5.000     06/15/2032         50,167
  4,000,000  NYC Municipal Water Finance Authority(1)            5.000     06/15/2032      4,183,560
 20,000,000  NYC Municipal Water Finance Authority(5)            5.000     06/15/2037     20,304,179
 40,000,000  NYC Municipal Water Finance Authority(5)            5.500     06/15/2040     42,774,400
 20,000,000  NYC Transitional Finance Authority(5)               5.000     01/15/2034     20,430,200
  5,500,000  NYC Transitional Finance Authority(1)               5.000     02/01/2035      5,731,605
     50,000  NYC Trust for Cultural Resources (Museum of
             American Folk Art)                                  6.000     07/01/2022         49,667
     15,000  NYS DA (Audit & Control)(1)                         5.000     04/01/2029         15,009
     30,000  NYS DA (Augustana Lutheran Home for the Aged)(1)    5.500     08/01/2038         30,094

                       6 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

  Principal
     Amount                                                       Coupon      Maturity          Value
-----------                                                      -------    ----------    -----------
New York Continued
$ 6,425,000  NYS DA (FIT/FIT Student Hsg. Corp. Obligated
             Group)(1)                                            5.250%    07/01/2027    $ 6,540,136
  3,765,000  NYS DA (FIT/FIT Student Hsg. Corp. Obligated
             Group)(1)                                            5.250     07/01/2028      3,826,558
    750,000  NYS DA (Highland Hospital of Rochester)(1)           5.000     07/01/2026        763,058
    750,000  NYS DA (Highland Hospital of Rochester)(1)           5.200     07/01/2032        753,750
  1,035,000  NYS DA (Interagency Council)                         7.000     07/01/2035        992,296
  2,000,000  NYS DA (LIJMC/NSUH/NSUHGC Obligated
             Group)(1)                                            5.500     05/01/2037      2,026,500
    365,000  NYS DA (Manhattan College)                           5.300     07/01/2037        337,432
  1,360,000  NYS DA (New York Methodist Hospital)(1)              5.250     07/01/2024      1,379,965
    425,000  NYS DA (Orange Regional Medical Center)(1)           6.125     12/01/2029        403,937
  6,120,000  NYS DA (Orange Regional Medical Center)(1)           6.250     12/01/2037      5,748,271
    325,000  NYS DA (Ozanam Hall of Queens Nursing Home)(1)       5.000     11/01/2026        259,227
 20,000,000  NYS DA (Personal Income Tax)(5)                      5.000     03/15/2037     20,492,000
    490,000  NYS DA (Providence Rest)                             5.000     07/01/2035        316,663
  1,300,000  NYS DA (Providence Rest)                             5.125     07/01/2030        916,422
    340,000  NYS DA (Providence Rest)                             5.250     07/01/2025        261,613
    650,000  NYS DA (Rochester General Hospital)                  5.000     12/01/2035        563,472
    300,000  NYS DA (Rochester Institute of Technology)(1)        5.000     07/01/2040        300,537
     70,000  NYS DA (Sarah Neuman Nursing Home)                   5.500     08/01/2037         70,015
    250,000  NYS DA (School District Bond Financing Program),
             Series C(1)                                          7.250     10/01/2028        293,048
    360,000  NYS DA (School District Bond Financing Program),
             Series C(1)                                          7.375     10/01/2033        417,251
    200,000  NYS DA (School District Bond Financing Program),
             Series C(1)                                          7.500     04/01/2039        230,806
    500,000  NYS DA (St. Joseph's College)(1)                     5.250     07/01/2035        501,065
    105,000  NYS DA (St. Joseph's Hospital Health Center)(1)      5.250     07/01/2018        105,095
 20,000,000  NYS DA (St. Mary's Hospital for Children)            7.875     11/15/2041     18,970,600
 20,000,000  NYS DA (State Personal Income Tax Authority)(5)      5.750     03/15/2036     22,002,201
  2,000,000  NYS DA (State University of New York)(2)             5.000     07/01/2035      2,051,460
  2,000,000  NYS DA (State University of New York)(1)             5.000     07/01/2040      2,034,080
    560,000  NYS DA (The Bronx-Lebanon Hospital Center)(1)        6.250     02/15/2035        606,099
  1,070,000  NYS DA (Winthrop University Hospital)(1)             5.500     07/01/2023      1,088,425
    100,000  NYS DA (Winthrop University Hospital/South
             Nassau Communities Hospital Obligated Group)(1)      5.500     07/01/2032        100,075
  2,040,000  NYS DA (Yeshiva University)(1)                       5.125     07/01/2029      2,105,198
     20,000  NYS EFC (Clean Water & Drinking Revolving Funds)(1)  5.000     06/15/2027         20,048
  5,000,000  NYS EFC (Clean Water & Drinking Revolving Funds)(1)  5.000     06/15/2036      5,192,700
     50,000  NYS EFC (NYS Water Services)(1)                      6.600     09/15/2012         50,261
     20,000  NYS HFA (Affordable Hsg.)(1)                         5.450     11/01/2040         20,475
  2,330,000  NYS UDC (State Personal Income Tax Authority)(1)     5.000     03/15/2037      2,387,318
    295,000  NYS UDC (Subordinated Lien)(1)                       5.500     07/01/2022        295,974
    250,000  Oneida County, NY IDA (Mohawk Valley
             Handicapped Services)                                5.300     03/15/2019        228,673
     55,000  Onondaga County, NY IDA (Salina Free Library)        5.500     12/01/2022         57,336

                       7 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

   Principal
      Amount                                                        Coupon      Maturity          Value
------------                                                       -------    ----------    -----------
New York Continued
$  2,250,000  Onondaga County, NY Trust Cultural Resource
              Revenue (Syracuse University)(2)                      5.000%    12/01/2036    $ 2,304,090
   1,615,000  Onondaga, NY Civic Devel Corp. (Le Moyne
              College)(1)                                           5.200     07/01/2029      1,572,671
   1,810,000  Onondaga, NY Civic Devel Corp. (Le Moyne
              College)(1)                                           5.375     07/01/2040      1,707,464
     755,000  Orange County, NY IDA (Glen Arden)                    5.625     01/01/2018        666,137
     275,000  Orange County, NY IDA (Glen Arden)                    5.700     01/01/2028        207,941
   9,190,000  Otsego County, NY IDA (Hartwick College)(1)           5.900     07/01/2022      8,699,254
   5,000,000  Port Authority  NY/NJ, 166th Series (1)               5.250     07/15/2036      5,278,250
   2,680,000  Rensselaer County, NY Tobacco Asset Securitization
              Corp.(1)                                              5.625     06/01/2035      2,242,758
   2,000,000  Rensselaer County, NY Tobacco Asset Securitization
              Corp.(1)                                              5.750     06/01/2043      1,666,020
     415,000  Rensselaer County, NY Water Service Sewer
              Authority(1)                                          5.350     09/01/2047        418,901
   6,810,000  Rensselaer, NY City School District COP               5.000     06/01/2026      6,728,689
   1,200,000  Rensselaer, NY City School District COP               5.000     06/01/2036      1,069,176
   1,060,000  Rockland County, NY Tobacco Asset Securitization
              Corp.(1)                                              5.625     08/15/2035        886,457
   3,150,000  Rockland County, NY Tobacco Asset Securitization
              Corp.(1)                                              5.750     08/15/2043      2,622,974
 101,000,000  Rockland County, NY Tobacco Asset Securitization
              Corp.                                                 6.252(4)  08/15/2045      3,398,650
  53,000,000  Rockland County, NY Tobacco Asset Securitization
              Corp.                                                 6.637(4)  08/15/2050        901,000
  50,000,000  Rockland County, NY Tobacco Asset Securitization
              Corp.                                                 7.676(4)  08/15/2060        239,000
     230,000  Saratoga County, NY IDA (Saratoga
              Hospital/Saratoga Care/Saratoga Care Family Health
              Centers)(1)                                           5.125     12/01/2027        227,102
     105,000  Seneca County, NY IDA (New York Chiropractic
              College)(1)                                           5.000     10/01/2027        102,145
      45,000  Sodus Village, NY GO(1)                               5.000     05/15/2032         46,218
      45,000  Sodus Village, NY GO(1)                               5.000     05/15/2033         46,148
      45,000  Sodus Village, NY GO(1)                               5.000     05/15/2034         46,008
      45,000  Sodus Village, NY GO(1)                               5.000     05/15/2035         45,846
      45,000  Sodus Village, NY GO(1)                               5.000     05/15/2036         45,707
      45,000  Sodus Village, NY GO(1)                               5.000     05/15/2037         45,638
  11,970,000  SONYMA, Series 161 (5)                                5.875     10/01/2039     12,574,284
     810,000  St. Lawrence County, NY IDA (Edwards John Noble
              Hospital)                                             6.250     10/01/2040        776,401
   1,000,000  Suffolk County, NY Economic Devel. Corp. (Peconic
              Landing at Southold)(1)                               6.000     12/01/2040        994,470
     635,000  Suffolk County, NY Economic Devel. Corp., Series A    7.375     12/01/2040        624,465
      95,000  Suffolk County, NY IDA (ALIA-Adelante)                6.500     11/01/2037         81,215
     200,000  Suffolk County, NY IDA (ALIA-DDI)                     5.950     10/01/2021        181,916
      95,000  Suffolk County, NY IDA (ALIA-IGHL)                    5.950     11/01/2022         85,425
       5,000  Suffolk County, NY IDA (ALIA-IGHL)                    6.000     10/01/2031          4,180

                       8 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

  Principal
     Amount                                                         Coupon      Maturity         Value
-----------                                                        -------    ----------    ----------
New York Continued
$ 4,000,000  Suffolk County, NY IDA (ALIA-IGHL)                     7.250%    12/01/2033    $3,819,480
    390,000  Suffolk County, NY IDA (ALIA-UVBH)                     6.500     11/01/2037       333,407
  8,515,000  Suffolk County, NY IDA (Dowling College)               5.000     06/01/2036     5,807,571
    160,000  Suffolk County, NY IDA (Dowling College)(1)            6.700     12/01/2020       156,653
    365,000  Suffolk County, NY IDA (Easter Long Island Hospital
             Assoc.)                                                5.375     01/01/2027       284,799
    685,000  Suffolk County, NY IDA (Easter Long Island Hospital
             Assoc.)                                                5.500     01/01/2037       494,145
  9,000,000  Suffolk County, NY IDA (Jefferson's Ferry)(1)          5.000     11/01/2028     8,200,260
  1,000,000  Suffolk County, NY IDA (L.I. Network Community
             Services)                                              7.550     02/01/2034       982,900
    210,000  Suffolk County, NY IDA (Nassau-Suffolk Services for
             Autism)                                                6.750     11/01/2036       187,706
    620,000  Suffolk County, NY IDA (Nassau-Suffolk Services for
             Autism)                                                6.750     11/01/2036       554,181
  1,000,000  Suffolk County, NY IDA (New York Institute of
             Technology)(1)                                         5.000     03/01/2026     1,004,750
  5,985,000  Suffolk County, NY IDA (Pederson-Krager Center)        7.000     11/01/2035     5,048,886
    505,000  Suffolk County, NY IDA (Pederson-Krager Center)        7.200     02/01/2035       434,542
    185,000  Suffolk County, NY IDA (Southampton Hospital
             Assoc.)                                                7.250     01/01/2020       185,512
    215,000  Suffolk County, NY IDA (Special Needs Facilities
             Pooled Program)                                        5.250     07/01/2022       182,750
  6,350,000  Suffolk, NY Tobacco Asset Securitization Corp.(1)      0.000(7)  06/01/2044     5,138,484
    465,000  Suffolk, NY Tobacco Asset Securitization Corp.(1)      5.375     06/01/2028       391,539
  1,500,000  Suffolk, NY Tobacco Asset Securitization Corp.         6.000     06/01/2048     1,195,080
 15,750,000  Suffolk, NY Tobacco Asset Securitization Corp.         8.000(4)  06/01/2048       401,468
    408,000  Sullivan County, NY Community College COP              5.750     08/15/2025       329,117
    200,000  Sullivan County, NY IDA (Center for Discovery)         5.625     06/01/2013       195,096
  1,170,000  Sullivan County, NY IDA (Center for Discovery)         5.875     07/01/2022       930,840
    530,000  Sullivan County, NY IDA (Center for Discovery)         6.000     06/01/2019       480,461
  1,540,000  Sullivan County, NY IDA (Center for Discovery)         6.000     07/01/2037     1,179,563
    175,000  Sullivan County, NY IDA (Center for Discovery)         6.500     06/01/2025       153,076
    475,000  Sullivan County, NY IDA (Center for Discovery)         6.950     02/01/2035       392,393
    390,000  Syracuse, NY IDA (Crouse Irving Companies)(1)          5.250     01/01/2017       390,967
    200,000  Syracuse, NY IDA (Jewish Home of Central New
             York)                                                  7.375     03/01/2021       194,930
    175,000  Tompkins County, NY IDA (Kendal at Ithaca)(1)          5.500     07/01/2024       180,063
  2,100,000  Troy, NY Capital Resource Corp. (Rensselaer
             Polytechnic Institute)(1)                              5.000     09/01/2030     2,105,208
  1,000,000  Ulster County, NY IDA (Kingston Regional Senior
             Living Corp.)                                          6.000     09/15/2042       756,960
     20,000  Ulster County, NY IDA (Mid-Hudson Family Health
             Institute)(1)                                          5.300     07/01/2016        20,057
  3,830,000  Utica, NY IDA (Utica College Civic Facility)           5.750     08/01/2028     3,402,227
  1,250,000  Utica, NY IDA (Utica College Civic Facility)           6.750     12/01/2021     1,266,963
     30,000  Voorheesville, NY GO                                   5.000     02/15/2023        32,054
     35,000  Voorheesville, NY GO                                   5.000     02/15/2024        37,155
     35,000  Voorheesville, NY GO                                   5.000     02/15/2025        36,854
     35,000  Voorheesville, NY GO                                   5.000     02/15/2026        36,836

                       9 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

  Principal
     Amount                                                          Coupon      Maturity         Value
-----------                                                         -------    ----------    ----------
New York Continued
$    40,000  Voorheesville, NY GO                                    5.000%    02/15/2027    $   41,872
     40,000  Voorheesville, NY GO                                    5.000     02/15/2028        41,668
     40,000  Voorheesville, NY GO                                    5.000     02/15/2029        41,586
     45,000  Voorheesville, NY GO                                    5.000     02/15/2030        46,580
     45,000  Voorheesville, NY GO                                    5.000     02/15/2031        46,308
     50,000  Voorheesville, NY GO                                    5.000     02/15/2032        51,428
     50,000  Voorheesville, NY GO                                    5.000     02/15/2033        51,378
     55,000  Voorheesville, NY GO                                    5.000     02/15/2034        56,323
     55,000  Voorheesville, NY GO                                    5.000     02/15/2035        56,158
     60,000  Voorheesville, NY GO                                    5.000     02/15/2036        61,055
     60,000  Voorheesville, NY GO                                    5.000     02/15/2037        60,967
    200,000  Westchester County, NY Healthcare Corp.(1)              6.000     11/01/2030       200,040
  3,000,000  Westchester County, NY Healthcare Corp., Series B(1)    6.125     11/01/2037     3,049,800
    370,000  Westchester County, NY IDA (Field Home)                 6.500     08/15/2022       348,514
    250,000  Westchester County, NY IDA (Guiding Eyes for the
             Blind)(1)                                               5.375     08/01/2024       252,478
  1,615,000  Westchester County, NY IDA (Rippowam-Cisqua
             School)(1)                                              5.750     06/01/2029     1,605,988
    320,000  Westchester County, NY IDA (Schnurmacher
             Center)                                                 6.500     11/01/2013       317,318
    600,000  Westchester County, NY IDA (Schnurmacher
             Center)                                                 6.500     11/01/2033       514,410
    300,000  Westchester County, NY Tobacco Asset
             Securitization Corp.(1)                                 5.000     06/01/2026       279,357
 10,790,000  Westchester County, NY Tobacco Asset
             Securitization Corp.(1)                                 5.125     06/01/2045     7,478,225
    975,000  Yates County, NY IDA (Soldiers & Sailors Memorial
             Hospital)                                               6.000     02/01/2041     1,005,761
    150,000  Yonkers, NY EDC (Charter School of Educational
             Excellence)(1)                                          6.250     10/15/2040       138,846
    950,000  Yonkers, NY IDA (Sarah Lawrence College)                6.000     06/01/2029     1,015,940
  4,000,000  Yonkers, NY IDA (Sarah Lawrence College)                6.000     06/01/2041     4,144,960
    400,000  Yonkers, NY IDA (St. Joseph's Hospital), Series 98-B    6.150     03/01/2015       392,116
                                                                                            -----------
                                                                                            972,896,247

U.S. Possessions-28.5%
 10,000,000  Guam GO(1)                                              5.000     11/15/2023     8,869,800
  1,465,000  Guam GO(1)                                              5.250     11/15/2037     1,214,544
    850,000  Guam GO(1)                                              6.750     11/15/2029       865,122
 10,925,000  Guam GO(1)                                              7.000     11/15/2039    11,273,835
  2,000,000  Guam Government Waterworks Authority & Wastewater
             System(1)                                               5.625     07/01/2040     1,789,560
  2,525,000  Guam Government Waterworks Authority &
             Wastewater System(1)                                    5.875     07/01/2035     2,401,755
  1,000,000  Guam Government Waterworks Authority & Wastewater
             System(1)                                               6.000     07/01/2025       983,290
  4,165,000  Guam Power Authority, Series A(1)                       5.125     10/01/2029     3,841,338
  9,380,000  Guam Power Authority, Series A(1)                       5.250     10/01/2034     8,700,231
  1,400,000  Guam Power Authority, Series A(1)                       5.500     10/01/2030     1,334,382
  1,200,000  Guam Power Authority, Series A(1)                       5.500     10/01/2040     1,116,060

                       10 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

    Principal
       Amount                                                       Coupon      Maturity          Value
-------------                                                      -------    ----------    -----------
U.S. Possessions Continued
$     855,000  Northern Mariana Islands Commonwealth, Series A      5.000%    06/01/2017    $   781,598
    2,000,000  Northern Mariana Islands Commonwealth, Series A      5.000     10/01/2022      1,654,360
      400,000  Northern Mariana Islands Commonwealth, Series A(1)   6.750     10/01/2033        371,244
    6,280,000  Puerto Rico Aqueduct & Sewer Authority(1)            6.000     07/01/2038      6,310,207
      790,000  Puerto Rico Aqueduct & Sewer Authority(1)            6.000     07/01/2044        791,785
   21,210,000  Puerto Rico Aqueduct & Sewer Authority(1)            6.125     07/01/2024     22,671,793
       15,000  Puerto Rico Children's Trust Fund (TASC)(1)          5.375     05/15/2033         13,780
    8,400,000  Puerto Rico Children's Trust Fund (TASC)(1)          5.500     05/15/2039      7,125,132
   19,500,000  Puerto Rico Children's Trust Fund (TASC)(1)          5.625     05/15/2043     16,617,510
    4,595,000  Puerto Rico Commonwealth GO(1)                       5.250     07/01/2031      4,376,416
    1,980,000  Puerto Rico Commonwealth GO(1)                       5.250     07/01/2032      1,867,081
    1,185,000  Puerto Rico Commonwealth GO(1)                       5.250     07/01/2034      1,105,641
      485,000  Puerto Rico Commonwealth GO(1)                       5.500     07/01/2018        528,742
   31,225,000  Puerto Rico Commonwealth GO(1)                       5.500     07/01/2032     30,391,293
    3,445,000  Puerto Rico Electric Power Authority, Series AAA(1)  5.250     07/01/2022      3,607,260
    5,450,000  Puerto Rico Electric Power Authority, Series AAA(1)  5.250     07/01/2024      5,599,494
    5,735,000  Puerto Rico Electric Power Authority, Series AAA(1)  5.250     07/01/2025      5,821,312
    3,410,000  Puerto Rico Electric Power Authority, Series AAA(1)  5.250     07/01/2027      3,419,684
    5,670,000  Puerto Rico Electric Power Authority, Series AAA(1)  5.250     07/01/2028      5,632,181
    1,945,000  Puerto Rico Electric Power Authority, Series AAA(1)  5.250     07/01/2029      1,927,125
    2,155,000  Puerto Rico Electric Power Authority, Series AAA(1)  5.250     07/01/2031      2,113,171
      355,000  Puerto Rico Highway & Transportation Authority(1)    5.000     07/01/2028        339,710
      500,000  Puerto Rico Highway & Transportation Authority       5.300     07/01/2035        485,465
    2,150,000  Puerto Rico Highway & Transportation Authority(1)    5.500     07/01/2030      2,175,349
       15,000  Puerto Rico Highway & Transportation Authority,
               Series A(1)                                          5.000     07/01/2038         13,243
    7,405,000  Puerto Rico Highway & Transportation Authority,
               Series K(1)                                          5.000     07/01/2030      6,905,755
   22,000,000  Puerto Rico Highway & Transportation Authority,
               Series N(1)                                          0.734(8)  07/01/2045     11,863,500
      225,000  Puerto Rico Highway & Transportation Authority,
               Series N(1)                                          5.250     07/01/2039        205,362
    9,000,000  Puerto Rico Infrastructure(1)                        5.000     07/01/2041      8,005,230
      725,000  Puerto Rico Infrastructure(1)                        5.500     07/01/2024        748,490
   15,000,000  Puerto Rico Infrastructure                           5.650(4)  07/01/2029      4,598,850
    4,600,000  Puerto Rico Infrastructure                           7.460(4)  07/01/2030      1,290,898
    2,500,000  Puerto Rico Infrastructure (Mepsi Campus)            6.500     10/01/2037      2,259,325
    1,100,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)    5.000     03/01/2036        905,432
    1,500,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)    5.375     02/01/2029      1,356,615
      105,000  Puerto Rico ITEMECF (Guaynabo Municipal
               Government Center)(1)                                5.625     07/01/2022        105,117
    4,305,000  Puerto Rico ITEMECF (Polytechnic University)(1)      5.000     08/01/2022      3,930,465
    1,500,000  Puerto Rico ITEMECF (University of the Sacred
               Heart)(1)                                            5.250     09/01/2031      1,431,675
    4,890,000  Puerto Rico Public Buildings Authority(1)            5.000     07/01/2036      4,476,257

                       11 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

    Principal
       Amount                                                         Coupon         Maturity             Value
-------------   ------------------------------------------------    --------       ----------   ---------------
U.S. Possessions Continued
$      10,000   Puerto Rico Public Buildings Authority(1)           5.125%         07/01/2022   $        10,004
      810,000   Puerto Rico Public Buildings Authority(1)           5.250          07/01/2029           798,871
    1,400,000   Puerto Rico Public Buildings Authority(1)           6.500          07/01/2030         1,510,306
    3,500,000   Puerto Rico Public Buildings Authority(1)           6.750          07/01/2036         3,781,330
    1,000,000   Puerto Rico Public Buildings Authority(1)           7.000          07/01/2021         1,104,950
    3,150,000   Puerto Rico Public Buildings Authority(1)           7.000          07/01/2025         3,411,891
   34,995,000   Puerto Rico Sales Tax Financing Corp., Series A(5)  5.250          08/01/2057        35,009,698
   19,000,000   Puerto Rico Sales Tax Financing Corp., Series A     5.950(4)       08/01/2056           898,890
   25,000,000   Puerto Rico Sales Tax Financing Corp., Series A     6.100(4)       08/01/2044         2,861,250
   27,615,000   Puerto Rico Sales Tax Financing Corp., Series A     6.130(4)       08/01/2043         3,398,578
   10,000,000   Puerto Rico Sales Tax Financing Corp., Series A     6.137(4)       08/01/2047           923,700
   18,120,000   Puerto Rico Sales Tax Financing Corp., Series A     6.160(4)       08/01/2036         3,369,233
  277,125,000   Puerto Rico Sales Tax Financing Corp., Series A     6.580(4)       08/01/2054        15,028,489
   13,000,000   Puerto Rico Sales Tax Financing Corp., Series C(5)  5.750          08/01/2057        13,448,240
   26,550,000   Puerto Rico Sales Tax Financing Corp., Series C     6.190(4)       08/01/2038         4,271,895
    1,000,000   University of Puerto Rico(1)                        5.000          06/01/2025           962,110
    5,925,000   University of Puerto Rico, Series Q(1)              5.000          06/01/2030         5,390,861
    1,700,000   University of Puerto Rico, Series Q(1)              5.000          06/01/2036         1,479,544
      950,000   University of V.I., Series A(1)                     5.375          06/01/2034           901,417
                                                                                                ---------------
                                                                                                    314,774,721
Total Investments, at Value (Cost $1,428,010,879)-116.8%                                          1,287,670,968
Liabilities in Excess of Other Assets-(16.8)                                                       (185,342,479)
                                                                                                ---------------
Net Assets-100.0%                                                                               $ 1,102,328,489
                                                                                                ===============

Footnotes to Statement of Investments

----------

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. When-issued security or delayed delivery to be delivered and settled after June 30, 2011. See accompanying Notes.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4.   Zero coupon bond reflects effective yield on the date of purchase.

5. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

6. Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Represents the current interest rate for a variable or increasing rate security.

                 12 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of June 30, 2011 based on valuation input level:

                                                                                                LEVEL 3-
                                                        LEVEL 1-            LEVEL 2-         SIGNIFICANT
                                                      UNADJUSTED   OTHER SIGNIFICANT        UNOBSERVABLE
                                                   QUOTED PRICES   OBSERVABLE INPUTS              INPUTS             VALUE
-----------------------------------------    -------------------   -----------------      --------------   ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  New York                                   $                --   $     972,871,242      $       25,005   $   972,896,247
  U.S. Possessions                                            --         314,774,721                  --       314,774,721
                                             -------------------   -----------------      --------------   ---------------
Total Assets                                 $                --   $   1,287,645,963      $       25,005   $ 1,287,670,968
                                             -------------------   -----------------      --------------   ---------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS          Assoc. for Children with Down Syndrome
ALIA          Alliance of Long Island Agencies
AP            Advantage Planning, Inc.
CCRC          Continuing Care Retirement Community
CMA           Community Mainstreaming Associates, Inc.
COP           Certificates of Participation
CSMR          Community Services for the Mentally Retarded
DA            Dormitory Authority
DDI           Developmental Disabilities Institute
DRIVERS       Derivative Inverse Tax Exempt Receipts
EDC           Economic Devel. Corp.
EFC           Environmental Facilities Corp.
EFLI          Epilepsy Foundation of L.I., Inc.
FIT           Fashion Institute of Technology
GO            General Obligation
HAII          Homes Anew II, Inc.
HDC           Housing Devel. Corp.
HFA           Housing Finance Agency
IDA           Industrial Devel. Agency
IGHL          Independent Group Home for Living
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.          Long Island

                 13 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

LIJMC         Long Island Jewish Medical Center
MTA           Metropolitan Transportation Authority
NCMRS         Nassau Community Mental Retardation Services Company
NSUH          North Shore University Hospital
NSUHGC        North Shore University Hospital at Glen Cove
NY/NJ         New York/New Jersey
NYC           New York City
NYS           New York State
PSCH          Professional Service Centers for the Handicapped, Inc.
ROLs          Residual Option Longs
SONYMA        State of New York Mortgage Agency
TASC          Tobacco Settlement Asset-Backed Bonds
TFABs         Tobacco Flexible Amortization Bonds
UBF           University of Buffalo Foundation
UDC           Urban Devel. Corp.
UVBH          United Veteran's Beacon House
V.I.          United States Virgin Islands
WORCA         Working Organization for Retarded Children and Adults
YMCA          Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

                 14 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                      WHEN-ISSUED OR DELAYED DELIVERY
                      BASIS TRANSACTIONS
--------------------  -------------------------------
Purchased securities  $                   6,346,778

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $185,290,000 as of June 30, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of

                 15 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2011, municipal bond holdings with a value of $301,392,662 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $185,290,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                                                        COUPON    MATURITY
AMOUNT            INVERSE FLOATER(1)                                                             RATE(2)       DATE           VALUE
----------------  ---------------------------------------------------------------------------    -------   --------   -------------
$      2,240,000  Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester) ROLs(3)   10.820%    8/15/35   $   2,671,693
       5,000,000  Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester) ROLs(3)   10.320     8/15/40       5,430,500
      10,000,000  NY Liberty Devel. Corp. (One Bryant Park) ROLs(3)                              10.720     1/15/46      10,482,800
      15,000,000  NY Liberty Devel. Corp. ROLs(3)                                                 9.762     1/15/44      14,463,300
       6,670,000  NYC GO DRIVERS                                                                 15.513    11/15/31       8,204,967
       2,750,000  NYC GO ROLs                                                                    18.645      3/1/26       3,614,050
       3,750,000  NYC GO ROLs(3)                                                                 19.689      4/1/36       4,425,150
      10,000,000  NYC Municipal Water Finance Authority ROLs(3)                                  20.196     6/15/40      12,774,400
       4,160,000  NYC Municipal Water Finance Authority ROLs(3)                                  20.935     6/15/37       4,464,179
      10,000,000  NYC Transitional Finance Authority ROLs(3)                                      9.529     1/15/29      10,430,200
      10,000,000  NYS DA (Personal Income Tax) DRIVERS                                            9.342     9/15/31      10,492,000
       6,670,000  NYS DA (State Personal Income Tax Authority)                                   15.892     3/15/36       8,672,202
      11,665,000  Puerto Rico Sales Tax Financing Corp. ROLs(3)                                  14.459      8/1/57      11,679,698
       3,250,000  Puerto Rico Sales Tax Financing Corp. ROLs(3)                                  21.179      8/1/57       3,698,240
       3,995,000  SONYMA ROLs                                                                    16.440     10/1/39       4,599,283
                                                                                                                      -------------
                                                                                                                      $ 116,102,662
                                                                                                                      =============

----------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it

                 16 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

appropriate to do so. As of June 30, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $132,405,000

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 30, 2011 is as follows:

Cost                               $  1,579,237
Market Value                       $  1,148,384
Market Value as a % of Net Assets          0.10%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of June 30, 2011, securities with an aggregate market value of $3,158,792 , representing 0.29% of the Fund's net assets, were subject to these forbearance agreements. Interest payments of $217,000 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $  1,247,460,877(1)
                                  ================

Gross unrealized appreciation     $     31,048,573
Gross unrealized depreciation         (179,681,748)
                                  ----------------
Net unrealized depreciation       $   (148,633,175)
                                  ================

----------
1. The Federal tax cost of securities does not include cost of $188,843,266, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

                 17 | Oppenheimer AMT-Free New York Municipals

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free New York Municipals

By: /s/ William F. Glavin, Jr.
    --------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    --------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

By: /s/ Brian W. Wixted
    --------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/10/2011